Document and Entity Information	Jul. 02, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 02, 2020
Entity Registrant Name	Assurant, Inc.
Entity Central Index Key	0001267238
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-31978
Entity Tax Identification Number	39-1126612
Entity Address, Address Line One	28 Liberty Street
Entity Address, Address Line Two	41st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	859-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	AIZ
Security Exchange Name	NYSE
Series D Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	6.50% Series D Mandatory Convertible Preferred Stock, $1.00 Par Value
Trading Symbol	AIZP
Security Exchange Name	NYSE